SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Product Information [Line Items]
Revenues	$ 237,441			$ 0			$ 500,996	$ 0
Customer deposits	1,461,504						1,461,504		$ 0
Accounts receivable	82,500						82,500		0
Accumulated deficit	108,375,858						108,375,858		$ 98,036,713
Net loss	2,898,763	$ 4,334,586	$ 3,420,941	$ 1,828,914	$ 3,035,345	$ 3,001,388	10,654,290	$ 7,865,647
Advertising Campaigns [Member]
Product Information [Line Items]
Revenues	169,941						388,496
Customer deposits	1,461,504						1,461,504
Webinar Services [Member]
Product Information [Line Items]
Revenues	$ 67,500						$ 112,500
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member] | Advertising Campaigns [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%						100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member] | Webinar Services [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%						100.00%